Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 547	$ 99
Cash equivalents	225	50
Short-term investments	1,000	0
Trade and other receivables	4,031	4,138
Inventory	465	656
Contract assets	443	436
Contract costs	633	540
Prepaid expenses	230	244
Other current assets	264	324
Assets held for sale	60	0
Total current assets	7,898	6,487
Non-current assets
Contract assets	292	288
Contract costs	779	603
Property, plant and equipment	30,352	29,256
Intangible assets	16,609	16,183
Deferred tax assets	96	84
Investments in associates and joint ventures	323	608
Post-employment benefit assets	2,935	3,559
Other non-current assets	1,714	1,355
Goodwill	10,942	10,906
Total non-current assets	64,042	62,842
Total assets	71,940	69,329
Current liabilities
Trade payables and other liabilities	4,729	5,221
Contract liabilities	811	857
Interest payable	332	281
Dividends payable	910	867
Current tax liabilities	268	106
Debt due within one year	5,042	4,137
Liabilities held for sale	15	0
Total current liabilities	12,107	11,469
Non-current liabilities
Contract liabilities	277	228
Long-term debt	31,135	27,783
Deferred tax liabilities	4,869	4,953
Post-employment benefit obligations	1,278	1,311
Other non-current liabilities	1,717	1,070
Total non-current liabilities	39,276	35,345
Total liabilities	51,383	46,814
Commitments and contingencies
Equity attributable to BCE shareholders
Contributed surplus	1,258	1,172
Accumulated other comprehensive loss	(42)	(55)
Deficit	(5,513)	(3,649)
Total equity attributable to BCE shareholders	20,229	22,178
Non-controlling interest	328	337
Total equity	20,557	22,515
Total liabilities and equity	71,940	69,329
Preferred shares
Equity attributable to BCE shareholders
Stated capital	3,667	3,870
Common shares
Equity attributable to BCE shareholders
Stated capital	$ 20,859	$ 20,840